Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination The Company reserves the right to terminate the Plan at any time, subject to Plan provisions, though no such termination is planned. Upon such termination of the Plan, the interest of each participant in the Trust will be distributed to such participant or his or her beneficiary at the time prescribed by the Plan terms and the Code. Upon termination of the Plan, the Benefit Plans Committee shall direct the Trustee to pay all liabilities and expenses of the Trust. In the event of Plan termination, all participants would become 100% vested in all of their accounts.